SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY
NOTE 15:	SHAREHOLDERS’ EQUITY

Issued and paid-in share capital:

	Ordinary Shares
	2022	2021
	Number of shares

Balance as of January 1	154,501,629	133,916,229
Own shares held by the Group	(16,906,795)	(917,998)
Share based compensation	6,883,128	5,564,808
Issuance of shares in IPO	-	15,568,590
Issuance of Restricted shares *	-	370,000

Issued and paid-in share capital as of December 31	144,477,962	154,501,629

Authorized share capital	500,000,000	500,000,000

* See Note 17

Rights attached to share:

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All shares rank equally with regard to the Company’s residual assets.

Own shares acquisition:

On March 26, 2021, the Board of Directors terminated the buyback program due to the Company’s election to pursue the Proposed Offering, which was completed in the second quarter of 2021.

On February 23, 2022, the Board of Directors approved a share buyback program of up to USD 75 million of its ordinary shares. The share repurchase program was completed in the third quarter of 2022.

On September 20, 2022, the Board of Directors approved a USD 20 million share repurchase program under which the Company is authorized to purchase up to USD 20 million of its Ordinary Shares. During 2022, the Company repurchased 16,906,795 ordinary shares in aggregate amount of USD 86.3 million which was financed by existing cash resources.